Related party transactions (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Transactions with Related Parties
Further disclosures related to related party transactions are as follows:
Transactions with related parties

	Joint ventures		Associates
	2024	2023	2024	2023
	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–
Purchases of goods/services	–	–	1,606.639	1,589.094
Interest income	–	–	–	–
Interest expense	–	–	–	–
Dividends received	–	–	396.856	327.679
Net loans made to/(repayments from) related parties	–	–	–	–

Summary of Outstanding Balances with Related Parties
Outstanding balances with related parties

	Joint ventures		Associates
	2024	2023	2024	2023
	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	246.764	246.239
Loan amounts owing to related parties	–	–	–	–
Trade amounts owing from related parties	–	–	0.249	6.730
Loan amounts owing from related parties	–	–	–	–